Cash and cash equivalents	6 Months Ended
Sep. 30, 2021
Cash and cash equivalents
Cash and cash equivalents

4.Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of
	September 30, 2021	March 31, 2021
Cash on hand	$433	$42
Bank balances	23,711,695	17,453,318
Other monetary funds	231	—
Total	$23,712,359	$17,453,360